INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating, loss	$ 15,715,067	$ 11,448,330
Net operating loss, description	carried forward over 20 years.